Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gross amount:
Beginning balance	$ 1,848	$ 1,848
Goodwill recognized in acquisition	0	0
Disposal	0	0
Ending balance	1,848	1,848
Accumulated impairment loss:
Beginning balance	(1,848)	(606)
Disposal	0	0
Charge for the year		(1,242)
Ending balance	(1,848)	(1,848)
Goodwill, net	0	0
ODP
Gross amount:
Beginning balance	606	606
Goodwill recognized in acquisition	0	0
Disposal	0	0
Ending balance	606	606
Accumulated impairment loss:
Beginning balance	(606)	(606)
Disposal	0	0
Ending balance	(606)	(606)
Goodwill, net	0	0
Brand name phone sales
Gross amount:
Beginning balance	1,242	1,242
Goodwill recognized in acquisition	0	0
Disposal	0	0
Ending balance	1,242	1,242
Accumulated impairment loss:
Beginning balance	(1,242)
Disposal	0	0
Charge for the year		(1,242)
Ending balance	(1,242)	(1,242)
Goodwill, net	$ 0	$ 0